Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2019	2018
Net earnings attributable to shareholders of APUC	$530,884	$184,988
Series A preferred shares dividend	4,666	4,169
Series D preferred shares dividend	3,820	3,858
Net earnings attributable to common shareholders of APUC from continuing operations – basic and diluted	$522,398	$176,961
Weighted average number of shares
Basic	499,910,876	461,818,023
Effect of dilutive securities	4,828,678	4,227,595
Diluted	504,739,554	466,045,618